Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue [Abstract]
Schedule of Deferred Revenue

The following table summarizes the deferred revenue activity during the three months ended March 31, 2026 and year ended December 31, 2025:

	Three Months Ended March 31, 2026	Year Ended December 31, 2025
Balance at the beginning of the year	$2,330,584	$1,666,580
Add: revenue deferred during the period	1,995,648	2,330,584
Less: Revenue recognized during the period	(2,329,158)	(1,666,580)
Balance at the end of the period	$1,997,074	$2,330,584

Current	$1,997,074	$2,330,584
Non-current	$-	$-

The following table summarizes the deferred revenue activity during the years ended December 31, 2025 (Successor) and 2024 (Successor):

	Successor
	Year Ended December 31, 2025	Year Ended December 31, 2024
Balance at the beginning of the year	$1,666,580	$1,389,000
Add: revenue deferred during the year	2,330,584	1,956,400
Less: Revenue recognized during the year	(1,666,580)	(1,678,820)
Balance at the end of the year	$2,330,584	$1,666,580

Current	$2,330,584	$1,666,580
Non-current	$-	$-